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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT (NO. 33-23444) UNDER
                           THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.


                         POST-EFFECTIVE AMENDMENT NO. 24


                                       AND

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                                AMENDMENT NO. 27



                             VANGUARD MALVERN FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482




               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON
            FEBRUARY 28, 2003, PURSUANT TO PARAGRAPH (B) OF RULE 485.


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THE PROSPECTUSES FOR THE VANGUARD ASSET ALLOCATION, VANGUARD CAPITAL VALUE, VANGUARD U.S. VALUE PARTICIPANT FUNDS, AND THE STATEMENT OF ADDITIONAL INFORMATION (PARTB), ARE INCORPORATED BY REFERENCE FROM THE PRIOR FILING OF THE 23RD POST-EFFECTIVE AMENDMENT TO THE TRUST'S REGISTRATION STATEMENT ON FORM N-1A, FILED ON JANUARY 17, 2003.
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VANGUARD(R) U.S. VALUE FUND

INVESTOR SHARES


FEBRUARY 28, 2003


STOCK

This prospectus
contains financial data
for the Fund through
the fiscal year ended
September 30, 2002.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD U.S. VALUE FUND

PROSPECTUS


FEBRUARY 28, 2003


A VALUE STOCK MUTUAL FUND
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   1 FUND PROFILE

   3 ADDITIONAL INFORMATION

   4 MORE ON THE FUND

   8 THE FUND AND VANGUARD

   9 INVESTMENT ADVISER

  10 DIVIDENDS, CAPITAL GAINS, AND TAXES

  12 SHARE PRICE

  12 FINANCIAL HIGHLIGHTS

  14 INVESTING WITH VANGUARD
     14 Buying Shares
     16 Redeeming Shares
     18 Exchanging Shares
     19 Other Rules You Should Know
     21 Fund and Account Updates
     22 Contacting Vanguard

     GLOSSARY (inside back cover)
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WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
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FUND PROFILE


INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital growth and income.


PRIMARY INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in U.S. common stocks, with a focus on value stocks--those that are generally out of favor with investors and that typically (but not always) have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields. The adviser selects stocks of small, medium-size, and large companies by using computerized models to identify stocks that the adviser believes are trading at prices below the fundamental value of the underlying companies.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices will decline. Stock markets tend to move in cyles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall market. As a group, value stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.

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                              ANNUAL TOTAL RETURNS
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                                2001    2.94%
                                2002  -15.27%
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     During the periods shown in the bar chart, the highest return for a calendar quarter was 10.61% (quarter ended December 31, 2001), and the lowest return for a quarter was -17.72% (quarter ended September 30, 2002).

     The table shows how the average annual total returns of the Fund compare with those of a relevant market index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.

2

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

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                          AVERAGE ANNUAL TOTAL RETURNS
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                                                 PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                           1 YEAR    INCEPTION*
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VANGUARD U.S. VALUE FUND
 Return Before Taxes                                       -15.27%      -0.59%
 Return After Taxes on Distributions                       -15.80       -1.08
 Return After Taxes on Distributions
   and Sale of Fund Shares                                  -9.37       -0.70
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RUSSELL 3000 VALUE INDEX (reflects no deduction for fees,  -15.18%      -4.54%
   expenses, or taxes)
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*Since-inception returns are from June 29, 2000, through December 31, 2002.
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FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended September 30, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.52%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.54%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

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              1 YEAR        3 YEARS       5 YEARS      10 YEARS
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                $55           $173          $302         $677
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     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

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                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard U.S. Value Fund's expense ratio in fiscal year 2002 was 0.54%, or $5.40 per $1,000 of average net assets. The average multi-cap value mutual fund had expenses in 2001 of 1.46%, or $14.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
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                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
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ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Distributed annually in December          $3,000; $1,000 for IRAs and most
                                          custodial
INVESTMENT ADVISER                        accounts for minors
Grantham, Mayo, Van Otterloo & Co. LLC,
Boston, Mass., since inception            NEWSPAPER ABBREVIATION
                                          USValue
INCEPTION DATE
June 5, 2000                              VANGUARD FUND NUMBER
                                          124
NET ASSETS AS OF SEPTEMBER 30, 2002
$416 million                              CUSIP NUMBER
                                          922020201
SUITABLE FOR IRAS
Yes                                       TICKER SYMBOL
                                          VUVLX
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4

MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote. The Fund's policy of investing at least 80% of its assets in U.S. common stocks may only be changed upon 60 days' notice to shareholders.

MARKET EXPOSURE
The Fund invests mainly in common stocks of small-, mid-, and large-cap companies that offer favorable prospects for growth of earnings and dividend income, but whose prices do not reflect these prospects.

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                                PLAIN TALK ABOUT
                          VALUE FUNDS AND GROWTH FUNDS
Value investing and growth investing are two styles employed by stock-fund managers. Value funds generally emphasize stocks whose prices typically are below-average in comparison with such measures as earnings and book value. These stocks typically have above-average dividend yields. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value and growth stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, value funds are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. Growth funds, by contrast, appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income).
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[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

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                      U.S. STOCK MARKET RETURNS (1926-2002)
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                     1 YEAR     5 YEARS     10 YEARS     20 YEARS
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Best                   54.2%       28.6%        19.9%        17.8%
Worst                 -43.1       -12.4         -0.8          3.1
Average                12.2        10.9         11.2         11.4
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     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS  FROM THE  TYPES OF STOCKS IN WHICH  THE FUND  INVESTS  WILL  TRAIL
     RETURNS FROM THE OVERALL MARKET. AS A GROUP, VALUE STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

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                                PLAIN TALK ABOUT
                              MARKET CAPITALIZATION
Stocks of publicly traded companies are often classified according to market value, or market capitalization. In the same way, stock funds are considered to be large-cap, mid-cap, or small-cap funds based on the market capitalization of the companies in which they predominantly invest. Knowing the market-capitalization range targeted by a fund will help you to compare the fund with other funds and to decide how it might fit into your investment program. It's important to understand that, for both companies and stock funds, market capitalization changes over time. Also, interpretations of size vary, and there is no "official" definition of the boundaries of large-, mid-, and small-cap. When evaluating a particular stock fund, be sure to consider its approach to market-cap ranges.
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6

SECURITY SELECTION
Grantham,  Mayo,  Van Otterloo & Co. LLC (GMO),  adviser to the Fund,  seeks out companies whose stocks it considers to be undervalued. These are generally stocks that are out of favor with investors and currently trading at prices that, the adviser feels, are below what the stocks are worth in relation to the fundamental value of the underlying companies. These stocks typically--but not always--have lower-than-average price/earnings (P/E) ratios, and higher-than-average dividend yields. The Fund will invest in small-, mid-, and large-cap stocks.

     The adviser employs proprietary research and multiple quantitative models to choose among stocks listed in the Russell 3000 Value Index. These models together constitute a proprietary dividend discount model, which considers other fundamental characteristics such as book value and cash flow. GMO strategically combines its models to construct a portfolio that exhibits value characteristics overall.

     The Fund is generally managed without regard to tax ramifications.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     WILL DO A POOR JOB OF SELECTING THE SECURITIES IN WHICH THE FUND INVESTS.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in undervalued common stocks, the Fund may make certain other kinds of investments to achieve its objective.

     The Fund may invest up to 15% of its net assets in restricted securities with limited marketability or other illiquid securities.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund may also invest in stock futures and options contracts, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.

     The reasons for which the Fund may invest in futures include:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

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                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
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TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
     See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

8

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

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                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of September 30, 2002, the average turnover rate for all domestic stock funds was approximately 111%, according to Morningstar, Inc.
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THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

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                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
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INVESTMENT ADVISER
Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110, adviser to the Fund, is an investment advisory firm founded in 1977. As of September 30, 2002, GMO managed about $24.2 billion in assets. The firm manages the Fund subject to the supervision and oversight of the trustees and officers of the Fund.

     GMO's advisory fee is paid quarterly, and is based on certain annual percentage rates applied to the Fund's average month-end assets for each quarter. In addition, GMO's advisory fee may be increased or decreased, based on the cumulative total return of the Fund over a trailing 36-month period as compared with that of the Russell 3000 Value Index over the same period.

     Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.

     For the fiscal year ended September 30, 2002, the advisory fee represented an effective annual rate of 0.225% of the Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the adviser. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as brokerage or research services provided to the adviser.

     Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.

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                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER
The managers primarily responsible for overseeing the Fund's investments are:

CHRISTOPHER M. DARNELL, Chief Investment Officer of Quantitative Investment Products and Chairman of the U.S. Equity Investment Policy Group at GMO. He has managed investments for GMO since 1979 and has managed the Fund since its inception in 2000. Education: B.A., Yale University; M.B.A., Harvard University.

ROBERT M. SOUCY, Managing Director of U.S. Quantitative Equity at GMO. He has managed investments for GMO since 1987 and has managed the Fund since its inception in 2000. Education: B.S., University of Massachusetts.
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10

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

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                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
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BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not: n Provide us with your correct taxpayer identification number; n Certify that the taxpayer identification number is correct; and n Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

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                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
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12

SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS
The following financial highlights table is intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

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                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Fund began fiscal year 2002 with a net asset value (price) of $10.46 per share. During the year, the Fund earned $0.13 per share from investment income (interest and dividends). There was a decline of $1.48 per share in the value of investments held or sold by the Fund, resulting in a net decline of $1.35 from investment operations.

Shareholders received $0.10 per share in the form of dividend distributions. A portion of each year's distribution may come from the prior year's dividends or capital gains.

The share price at the end of the year was $9.01, reflecting losses of $1.35 per share and distributions of $0.10 per share. This was a decrease of $1.45 per share (from $10.46 at the beginning of the year to $9.01 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -13.11% for the year.

As of September 30, 2002, the Fund had $416 million in net assets. For the year, its expense ratio was 0.54% ($5.40 per $1,000 of net assets), and its net investment income amounted to 1.36% of its average net assets. The Fund sold and replaced securities valued at 46% of its net assets.
================================================================================


U.S. VALUE FUND
================================================================================
                                          YEAR ENDED SEPT. 30,       JUNE 5,* TO
                                          --------------------         SEPT. 30,
                                            2002          2001              2000
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                     $10.46         $10.84            $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .13           .11               .04
 Net Realized and Unrealized Gain
  (Loss) on Investments                    (1.48)         (.41)              .80
--------------------------------------------------------------------------------
 Total from Investment Operations          (1.35)         (.30)              .84
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.10)         (.08)               --
 Distributions from Realized Capital Gains    --            --                --
--------------------------------------------------------------------------------
 Total Distributions                        (.10)         (.08)               --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $ 9.01        $10.46            $10.84
--------------------------------------------------------------------------------
TOTAL RETURN                             -13.11%        -2.82%             8.18%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Period (Millions)       $416          $283               $68
 Ratio of Total Expenses
  to Average Net Assets                    0.54%         0.51%           0.58%**
 Ratio of Net Investment Income
  to Average Net Assets                    1.36%         1.67%           2.08%**
 Turnover Rate                               46%           54%               18%
================================================================================
*Subscription period for the Fund was June 5, 2000, to June 29, 2000, during which time all assets were held in money market instruments. Performance measurement began June 29, 2000, at a net asset value of $10.02.
**Annualized.

14

================================================================================
INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
================================================================================

BUYING SHARES
ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.
     TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--124. For addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

YOUR PURCHASE PRICE
ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (except money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase.
BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).

PURCHASE RULES YOU SHOULD KNOW
*CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
*NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.
*LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

16

REDEEMING SHARES
HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
*CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
*EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
*FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date. ^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
*SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. *POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
*RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
*PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

18

EXCHANGING SHARES
All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
o No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)
o No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
o No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
o    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

OTHER RULES YOU SHOULD KNOW
VANGUARD.COM(R)
*REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.

*SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
*AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. *TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
*PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
o    Ten-digit account number.
o    Complete owner name and address.
o    Primary Social Security or employer identification number.
o    Personal Identification Number (PIN), if applicable.
*SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
*SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

20

WRITTEN INSTRUCTIONS
*"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
o    The fund name and account number.
o    The amount of the transaction (in dollars, shares, or percent).
o    Authorized signatures, as registered on the account.
o    Signature guarantees, if required for the type of transaction.*
o    Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone or written instructions from any owner unless all owners specifically instruct us otherwise.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.

     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard(R) STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES
CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, or exchange shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard U.S. Value Fund will be mailed twice a year, in May and November. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
o    Performance assessments with comparisons to industry benchmarks.
o    Reports from the adviser.
o    Financial statements with detailed listings of the Fund's holdings.

22

     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.

     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

CONTACTING VANGUARD
ONLINE
VANGUARD.COM
o    Your best source of Vanguard news
o    For fund, account, and service information
o    For most account transactions
o    For literature requests n 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
o    For automated fund and account information
o For redemptions by check, exchange (subject to certain limitations), or wire
o    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
o    For fund and service information
o    For literature requests
o    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
o    For account information
o    For most account transactions
o    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
o    For information and services for large institutional investors
o    Business hours only

VANGUARD ADDRESSES
REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBER
Please use the specific fund number when contacting us about Vanguard U.S. Value Fund--124.





The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

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GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE FUND
A mutual fund that emphasizes stocks whose prices typically are below-average in comparison with such measures as earnings and book value. These stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP(R)
                                                            POST OFFICE BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard U.S. Value Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Fund's Investment Company Act
                                                           file number: 811-5628


                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     P124 022003

                                     PART C

                             VANGUARD MALVERN FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS
(a) Declaration of Trust, filed on January 17, 2003, Post-Effective Amendment No. 23, is hereby incorporated by reference.
(b) By-Laws, filed on May 30, 2000, Post-Effective Amendment No. 18, is hereby incorporated by reference.
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d) Investment Advisory Contracts, filed on December 10, 2001, Post-Effective Amendment No. 22, for Wellington Management Company LLP,; filed on May 30, 2000, Post-Effective Amendment No. 18, for GMO; filed on January 17, 2003, Post-Effective Amendment No. 23, for Mellon Capital, are hereby incorporated by reference.
(e)  Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g) Custodian Agreement, filed on January 17, 2003, Post-Effective Amendment No. 23, is hereby incorporated by reference.
(h) Amended and Restated Funds' Service Agreement, filed on January 17, 2003, Post-Effective Amendment No. 23, is hereby incorporated by reference.
(i)  Not Applicable
(j)  Consent of Independent Accountants, is filed herewith.
(k)  Not Applicable
(l)  Not Applicable
(m)  Not Applicable
(n) Rule 18f-3 Plan, filed on January 17, 2003, Post-Effective Amendment No. 23, is hereby incorporated by reference.
(o)  Not Applicable
(p) Code of Ethics, filed on May 30, 2000, Post-Effective Amendment No. 18, for Grantham, Mayo, Van Otterloo & Co. LLC; filed on January 17, 2003, Post-Effective Amendment No. 23, for Mellon Capital and The Vanguard Group, are hereby incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION
The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Investment advisory services are provided to the Capital Value Fund by Wellington Management Company, LLP (Wellington Management). Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act), The list required by this Item 26 of officers and partners of Wellington Management, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

     Investment advisory services are provided to the U.S Value Fund by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). GMO is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers
Act). The list required by this Item 26 of officers and directors of GMO together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by GMO pursuant to the Advisers Act (SEC File No. 801-15028).

     Investment advisory services are provided to the Asset Allocation Fund by Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 26 of officers and directors of Mellon Capital, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Mellon Capital pursuant to the Advisers Act (SEC File No. 801-19785).

ITEM 27. PRINCIPAL UNDERWRITERS
Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodian, Citibank, 111 Wall Street, New York, New York 10005.

ITEM 29. MANAGEMENT SERVICES
Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS
Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 28th day of February, 2003.


                                              VANGUARD MALVERN FUNDS

                                   BY:_____________(signature)________________
                                                   -----------

                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

================================================================================
SIGNATURE                      TITLE                            DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN         President, Chairman, Chief      February 28, 2003
   --------------------------- Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D ELLIS         Trustee                         February 28, 2003
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*

By:/S/ RAJIV L. GUPTA          Trustee                         February 28, 2003
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ JOANN HEFFERNAN HEISEN  Trustee                         February 28, 2003
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ BURTON G. MALKIEL       Trustee                         February 28, 2003
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.   Trustee                         February 28, 2003
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ J. LAWRENCE WILSON      Trustee                         February 28, 2003
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS       Treasurer and Principal         February 28, 2003
   --------------------------- Financial Officer and Principal
       (Heidi Stam)            Accounting Officer
      Thomas J. Higgins*
================================================================================
*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.

                                INDEX TO EXHIBITS



CONSENT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . .EX-99.J